MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2014				December 31, 2013
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized Loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$--	$--	$--	$--	$3,580	$4	$--	$3,584
Corporate debentures - fixed interest rate	1,543	24	--	1,567	1,018	4	--	1,022
Corporate debentures - floating interest rate	--	--	--	--	4,835	21	--	4,856

	1,543	24	--	1,567	9,433	29	--	9,462
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	5,405	45	--	5,450	3,346	43	--	3,389
Corporate debentures - fixed interest rate	10,776	28	(7)	10,797	7,673	90	--	7,763
Corporate debentures - floating interest rate	31,815	30	(94)	31,751	29,255	65	(120)	29,200

	47,996	103	(101)	47,998	40,274	198	(120)	40,352

	$49,539	$127	$(101)	$49,565	$49,707	$227	$(120)	$49,814